GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2022
GENERAL AND ADMINISTRATIVE EXPENSES
Schedule of general and administrative expenses

	Years ended
	December 31
	2022	2021
Office and administrative	$2,921	$1,911
Professional fees	2,237	1,702
Regulatory and transfer agent	301	662
Salaries and benefits	5,454	2,932
	$10,913	$7,207